UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Georgia Tax-Free Bond Fund	August 31, 2019
GTFBX	Investor Class
TBGAX	I Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

HIGHLIGHTS

■	Tax-free municipal bond returns were positive in the six-month period ended August 31, 2019, as interest rates trended lower.

■	The Georgia Tax-Free Bond Fund produced positive returns during its fiscal year and outperformed its Lipper peer group average.

■	We maintained the fund’s long-term emphasis on revenue bonds, and health care remains our largest position from a sector perspective.

■	We believe that muni bond fundamentals are generally sound. Global economic uncertainties, coupled with heightened geopolitical tensions, could spur continued demand for the asset class.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Despite rising concerns about tariffs and slower global growth, financial markets delivered generally solid returns in the first half of your fund’s fiscal year, the six months ended August 31, 2019. The large-cap S&P 500 Index reached a record high, and bonds produced strong returns as yields tumbled. However, a strengthening U.S. dollar weighed on returns for U.S. investors in foreign securities.

The period was highlighted by the first Federal Reserve rate cut since 2008. At the end of July, after signaling a shift to a more dovish outlook earlier in the year, Fed policymakers cut their benchmark short-term lending rate by a quarter-point, to a range of 2.00% to 2.25%. In another accommodative gesture, the central bank policymakers announced the end of balance sheet reduction two months earlier than previously planned.

Along with below-target inflation in the U.S., the Fed cited concerns about the impact of decelerating global growth. A slowdown in manufacturing activity was especially notable in Germany, a range of economic indicators in China trended downward through the summer, and waning demand from its trading partners weighed on Japan’s exports.

In contrast, the U.S. economy remained generally healthy during the period. Job growth continued, helping keep the unemployment rate near a 50-year low; wage growth quickened; and consumer demand remained strong. However, manufacturing weakened as it did overseas. The Institute for Supply Management’s gauge of manufacturing activity for August indicated a contraction for the first time since 2016.

Corporate earnings growth declined in the first half of 2019, but, according to FactSet, second-quarter earnings reports for the S&P 500 generally exceeded expectations, helping support stock returns. The S&P 500 reached a record high near the end of July, driven by anticipation of the impending Fed rate cut and optimism for progress in U.S.-China trade talks.

However, the mood quickly shifted on August 1, when President Donald Trump announced that the U.S. would impose a 10% tariff on the roughly $300 billion in Chinese imports not currently facing duties. The news led to the stock market’s biggest intraday plunge since May, and stocks tumbled again when China allowed the yuan to fall below a key threshold with the dollar, raising concerns the trade war was expanding into a currency war.

Despite the August downturn, most U.S. equity benchmarks finished the six-month period with positive results. Large-cap stocks outperformed small-caps, which fell for the period, and growth stocks solidly outperformed value shares.

August’s trade concerns helped spark a rally in safe-haven securities such as U.S. Treasuries. The yield on the 30-year Treasury bond hit a record low in August, falling below the 2% mark for the first time, and the benchmark 10-year Treasury note’s yield fell to its lowest level since 2016. Despite being at or near record lows, Treasuries offered higher yields than many foreign markets, where bond yields were in negative territory. (Bond prices and yields move in opposite directions.)

Yields of shorter-maturity Treasuries did not fall as much, leading to a brief inversion of the closely watched two-year/10-year portion of the yield curve—meaning the shorter-maturity security was yielding more than the longer-maturity Treasury.

Municipal bonds produced solid results but lagged the Treasury rally for the period. Longer-term muni yields reached all-time lows as cash flowed into the muni asset class at a record pace, and the supply of bonds remained below historical averages. Fundamentals were also positive as higher-than-expected tax revenue eased fiscal concerns in some states. Strong demand for higher-yielding securities, such as Puerto Rico debt and high yield tobacco bonds, helped lower-quality munis outperform higher-quality debt. High yield Puerto Rico bonds were especially strong as federal aid has helped stabilize the commonwealth’s finances in the near term.

As of this writing, the global outlook has improved somewhat, and recent signals from the U.S. and China have been more conciliatory, with the two sides scheduled to resume trade talks. Nonetheless, we will keep a close eye on the continuing trade war and other key developments. I am confident that our disciplined fundamental research and strategic investing approach will continue to serve our shareholders well.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes by investing primarily in investment-grade Georgia municipal bonds.

FUND COMMENTARY

How did the fund perform in the past six months?

The Georgia Tax-Free Bond Fund returned 6.28% for the six months ended August 31, 2019, outperforming the fund’s peer group, the Lipper Other States Municipal Debt Funds Average, which returned 5.38%. (Returns for I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The overall environment for municipal bonds was positive during the six-month reporting period. The fund outpaced its peer group average for the period as a result of yield curve positioning, positive security selection, and our strategy of overweighting revenue bonds. A relatively large position in prerefunded bonds weighed on results. The fund’s returns for the period consisted of both dividends and an increase in the fund’s share price.

Our purchases of select Puerto Rico bonds over the past year were solid contributors to the fund’s outperformance versus its peers. After years of avoiding the commonwealth because of its fiscal troubles, we have slowly built positions in three Puerto Rico names—COFINA, PRASA, and PREPA—that performed well during the period. Income from U.S. territories such as Puerto Rico is tax-free in all 50 states. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

COFINA bonds (which are backed by sales tax revenue) emerged from court restructuring early in 2019, and market participants gained comfort that enhanced legal protections and solid cash flow coverage would persist for this issuer into the future. PRASA bonds (issued by the water and sewer authority) rallied as the authority completed a restructuring of a subordinate loan with the federal government, while leaving existing senior lien bonds intact. The restructuring of PREPA (the electric utility) is ongoing, but we are constructive on the prospects for the resulting bonds, which will likely be backed by a surcharge on utility bills.

Although we have added some Puerto Rico-based issuers, we continued to avoid the commonwealth’s general obligation (GO) bonds. We have a negative view on the prospects for the GO debt as a result of the significant economic and fiscal challenges that Puerto Rico still faces.

We increased our emphasis to longer-maturity bonds over the period, and this contributed to relative performance as securities with longer maturities outperformed. Over half of the fund’s purchases were on the long end of the yield curve, which extended both the duration and weighted average maturity of the portfolio. (Duration is a measure of interest rate risk.)

While this positioning was additive to relative returns, we took steps to mitigate some of our interest rate risk later in the period. Most notably, we sold Treasury futures as a hedge against a potential increase in interest rates. While this position detracted from returns in the short run, we view it as insurance against a spike in rates. Going forward, we expect to maintain a more or less overall neutral interest rate risk profile for the portfolio as the market debates the extent of future Federal Reserve rate cuts.

How is the fund positioned?

With municipal yields at or near all-time lows, it has been difficult to generate much enthusiasm about investing in current market conditions. However, we believe our fundamental, research-driven investment process will continue to produce solid long-term returns for our shareholders over full credit and interest rate cycles.

We maintained the fund’s long-term emphasis on revenue bonds, as lingering concerns about the ability of state and local governments to finance pensions and retiree health care benefits have steered us away from GO debt for the most part. From a sector perspective, we maintained our focus on health care, which made up 20.3% of the portfolio at the end of the period.

Our largest purchases during the period were revenue bonds in the dedicated tax and hospital segments. Notable additions included some long-maturity bonds from the Metropolitan Atlanta Rapid Transit Authority (MARTA) and a new position in Children’s Healthcare of Atlanta.

Prerefunded bonds represented 10% of the portfolio’s net assets. While these holdings did not perform well during the period, the high-quality, short-maturity nature of these bonds provides a well of liquidity if a market dislocation creates investment opportunities. The fund remains a high-quality portfolio, with about two-thirds of assets invested in AAA or AA securities.

Responsible fiscal management and the safeguards provided by the state constitution have allowed Georgia to maintain its high credit rating, which was unchanged during the period. As of August 31, 2019, Georgia’s GO bonds were rated AAA and carried a stable outlook from all three of the major rating agencies. The improvement in the state’s economy has translated into growth for the state’s revenue base.

Georgia’s finances are in solid shape generally, and its disciplined budget process produced an on-time and balanced fiscal year 2020 budget. Georgia’s state pension funds are funded at disappointingly average levels when compared with other states. In addition, the state’s unfunded liability for other post-employment benefit (OPEB) obligations is relatively large, and few assets have been set aside to prefund these liabilities. This issue is not unique to Georgia but is a significant long-term issue nonetheless.

What is portfolio management’s outlook?

Despite some high-profile credit challenges, we believe that municipal debt overall remains a high-quality market that offers good opportunities for long-term investors seeking tax-free income. The Tax Cuts and Jobs Act passed in December 2017 has altered not only issuance patterns, but also the economics of owning tax-free securities for some buyers. However, fundamentals for the asset class are generally sound.

Given uncertainties about the economic outlook and the increased likelihood of further rate cuts by the Fed, muni and Treasury yields may remain low in the coming months. The same global economic uncertainties, coupled with heightened geopolitical tensions, could spur demand for safe-haven assets such as municipal bonds.

Ultimately, we believe T. Rowe Price’s independent credit research is our greatest strength and will remain an asset for our investors as we navigate the current market environment. As always, we focus on finding attractively valued bonds issued by municipalities with good long-term fundamentals—an investment strategy that we believe will continue to serve our investors well.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. The fund is less diversified than one investing nationally. Some income may be subject to state and local taxes and the federal alternative minimum tax.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2019, Bloomberg Index Services Ltd. Used with permission.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

MUNICIPAL SECURITIES 99.8%

GEORGIA 98.2%

	Par	$ Value
Athens-Clarke County Unified Dev. Auth., Univ. of Georgia Athletic Assoc., Series A, 4.00%, 9/1/31	2,465	2,816
Athens-Clarke County Unified Dev. Auth., Univ. of Georgia Athletic Assoc., Series A, 4.00%, 9/1/33	1,455	1,650
Athens-Clarke County Unified Dev. Auth., Univ. of Georgia Athletic Assoc., Series A, 5.00%, 9/1/29	1,100	1,349
Athens-Clarke County Unified Dev. Auth., Univ. of Georgia Athletic Assoc., Series B, VRDN, 1.30%, 7/1/35	2,300	2,300
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24	2,880	3,389
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/21	275	289
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/22	375	409
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/23	450	507
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/24	550	641
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25	350	420
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/26	975	1,205
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/27 (Prerefunded 1/1/26) (1)	1,290	1,594
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/28 (Prerefunded 1/1/26) (1)	1,160	1,433
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/29 (Prerefunded 1/1/26) (1)	500	618
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded 1/1/26) (1)	300	371
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34	500	556
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41	725	802
Atlanta & Fulton County Recreation Auth., Zoo Parking Project, GO, 5.00%, 12/1/35	750	938
Atlanta Airport, Series A, 5.00%, 1/1/25	330	334
Atlanta Airport, Series A, 5.00%, 1/1/35	1,000	1,012
Atlanta Airport, Series B, 5.00%, 1/1/37	5,945	6,427
Atlanta Airport, Series C, 5.25%, 1/1/30	1,250	1,315

Atlanta Airport, Passenger Facilities, Series A, 5.00%, 1/1/33	3,870	4,428
Atlanta Dev. Auth., Series A-1, 5.00%, 7/1/29	1,000	1,207
Atlanta Dev. Auth., Series A-1, 5.00%, 7/1/35	1,255	1,492
Atlanta Dev. Auth., Series A-1, 5.25%, 7/1/40	2,035	2,435
Atlanta Dev. Auth., Series A-1, 5.25%, 7/1/44	6,120	7,285
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 6.75%, 1/1/35	1,500	1,634
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 7.00%, 1/1/40	405	446
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/30	300	361
Atlanta Downtown Dev. Auth., City Plaza, GO, 5.00%, 12/1/27	495	624
Atlanta Downtown Dev. Auth., City Plaza, GO, 5.00%, 12/1/31	605	749
Atlanta Public Safety & Judicial Fac. Auth., GO, 4.00%, 12/1/20	2,010	2,084
Atlanta Public Safety & Judicial Fac. Auth., GO, 4.00%, 12/1/21	1,280	1,364
Atlanta Water & Wastewater, 5.00%, 11/1/40	5,365	6,346
Atlanta Water & Wastewater, 5.00%, 11/1/43	3,400	4,006
Atlanta Water & Wastewater, Series A, 6.25%, 11/1/34 (Prerefunded 11/1/19) (1)	1,000	1,008
Atlanta Water & Wastewater, Series B, 4.00%, 11/1/37	1,000	1,150
Atlanta Water & Wastewater, Series B, 5.25%, 11/1/34 (Prerefunded 11/1/19) (1)(2)	650	654
Atlanta Water & Wastewater, Series B, 5.25%, 11/1/34 (Prerefunded 11/1/19) (1)(2)	350	352
Augusta Airport, Series B, 5.00%, 1/1/22 (3)	445	479
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/30	645	746
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/31	275	317
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/32	550	632
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/34	375	429
Augusta Water & Sewer Rev., Wastewater, 4.50%, 10/1/37	3,500	3,919
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, 4.00%, 7/1/44	8,985	10,258
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, 5.00%, 7/1/39	1,500	1,904

Bryan County School Dist., GO, 5.00%, 8/1/42	3,000	3,607
Burke County Dev. Auth., VRDN, 2.25%, 10/1/32 (Tender 5/25/23) (1)	1,550	1,582
Camden County Public Service Auth., Saint Mary's City, 4.50%, 12/1/31 (Prerefunded 12/1/20) (1)	650	678
Camden County Public Service Auth., Saint Mary's City, 4.50%, 12/1/32 (Prerefunded 12/1/20) (1)	550	573
Camden County Public Service Auth., Saint Mary's City, 5.00%, 12/1/28 (Prerefunded 12/1/20) (1)	1,000	1,049
Carroll City, County Hosp. Auth., Tanner Medical Center, 5.00%, 7/1/28	265	326
Carroll City, County Hosp. Auth., Tanner Medical Center, 5.00%, 7/1/29	500	615
Carroll City, County Hosp. Auth., Tanner Medical Center, 5.00%, 7/1/40 (Prerefunded 7/1/20) (1)	2,300	2,373
Carroll City, County Hosp. Auth., Tanner Medical Center, 5.00%, 7/1/41	3,000	3,471
Cherokee County Board of Education, GO, 5.00%, 8/1/32	1,750	2,162
Cherokee County Board of Education, GO, 5.00%, 8/1/33	1,265	1,392
Cherokee County Water & Sewerage Auth., 5.00%, 8/1/33	1,015	1,237
Cherokee County Water & Sewerage Auth., 5.00%, 8/1/34	1,050	1,276
Cherokee County Water & Sewerage Auth., 5.50%, 8/1/23 (4)	1,630	1,776
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/25	1,095	1,195
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/26	1,160	1,266
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/27	1,220	1,329
Cobb County Dev. Auth., Kennesaw State University, Series A, 5.00%, 7/15/34	1,145	1,346
Cobb County Dev. Auth., Kennesaw State University, Series A, 5.00%, 7/15/38	1,750	2,034
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/29	1,000	1,117
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/30	1,700	1,898
Cobb County Kennestone Hosp. Auth., Series B, 5.50%, 4/1/37 (Prerefunded 4/1/20) (1)(5)	2,565	2,629
Cobb County Kennestone Hosp. Auth., Series B, 6.25%, 4/1/34 (Prerefunded 4/1/20) (1)(5)	1,515	1,560

Cobb County Kennestone Hosp. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/42	1,000	1,188
Columbia County Water & Sewer, 4.50%, 6/1/33 (Prerefunded 6/1/20) (1)(6)	1,210	1,240
Columbia County Water & Sewer, 4.50%, 6/1/33	540	552
Columbia County Water & Sewer, Forward Delivery, 5.00%, 6/1/33 (7)	700	911
Columbia County Water & Sewer, Forward Delivery, 5.00%, 6/1/35 (7)	1,680	2,171
Coweta County Dev. Auth., Piedmont Healthcare, 5.00%, 6/15/45	3,000	3,079
Coweta County Water & Sewage Auth., 4.00%, 6/1/38	1,000	1,160
Coweta County Water & Sewage Auth., 4.00%, 6/1/39	1,000	1,158
Coweta County Water & Sewage Auth., 4.00%, 6/1/40	1,000	1,153
Dalton, GO, 5.00%, 2/1/42	500	621
Dalton, GO, 5.00%, 2/1/48	3,500	4,309
Dalton, Combined Utilities, 5.00%, 3/1/32	1,250	1,516
Dalton, Combined Utilities, 5.00%, 3/1/33	1,190	1,440
Dalton Whitfield County Joint Dev. Auth., Hamilton Healthcare Care System, 4.00%, 8/15/34	400	456
Dalton Whitfield County Joint Dev. Auth., Hamilton Healthcare Care System, 4.00%, 8/15/36	900	1,021
Dalton Whitfield County Joint Dev. Auth., Hamilton Healthcare Care System, 4.00%, 8/15/37	1,000	1,131
Dalton Whitfield County Joint Dev. Auth., Hamilton Healthcare Care System, 4.00%, 8/15/41	1,385	1,550
Dalton Whitfield County Joint Dev. Auth., Hamilton Healthcare Care System, 5.00%, 8/15/32	900	1,120
DeKalb County Water & Sewer, 5.00%, 10/1/33	750	905
DeKalb County Water & Sewer, 5.00%, 10/1/35	2,000	2,402
DeKalb County Water & Sewer, Series A, 5.25%, 10/1/41	4,260	4,600
DeKalb County Water & Sewer, Series B, 5.00%, 10/1/35 (2)	1,980	2,432
DeKalb County Water & Sewer, Series B, 5.25%, 10/1/32 (2)	4,080	5,129
DeKalb Private Hosp. Auth., Children's Healthcare, 5.25%, 11/15/39 (Prerefunded 11/15/19) (1)	3,680	3,710

Downtown Smyrna Dev. Auth., 5.25%, 2/1/28	6,915	8,297
Floyd County Hosp. Auth., Floyd Medical Center, Series A, 5.00%, 7/1/34	2,810	3,372
Floyd County Hosp. Auth., Floyd Medical Center, Series B, RAC, 5.00%, 7/1/32	2,000	2,170
Forsyth County School Dist., GO, 4.00%, 2/1/33	3,270	3,597
Forsyth County School Dist., GO, 5.00%, 2/1/31	3,250	3,994
Forsyth County School Dist., GO, 5.00%, 2/1/37	1,650	2,093
Forsyth County School Dist., GO, 5.00%, 2/1/38	1,000	1,265
Fulton County Dev. Auth., Series A, RAC, 5.00%, 4/1/47	4,820	5,692
Fulton County Dev. Auth., Georgia Tech Foundation, Series B, 5.00%, 11/1/31	3,020	3,814
Fulton County Dev. Auth., Georgia Tech Foundation, Recreation Center, Series A, 5.00%, 11/1/30 (Prerefunded 11/1/21) (1)	2,480	2,688
Fulton County Dev. Auth., Georgia Tech Foundation, Technology Square, Series A, 5.00%, 11/1/28 (Prerefunded 5/1/22) (1)	3,000	3,313
Fulton County Dev. Auth., Georgia Tech Foundation, Technology Square, Series A, 5.00%, 11/1/30 (Prerefunded 5/1/22) (1)	1,870	2,065
Fulton County Dev. Auth., Georgia Tech Foundation, Technology Square, Series A, 5.00%, 11/1/31 (Prerefunded 5/1/22) (1)	1,400	1,546
Fulton County Dev. Auth., Piedmont Healthcare, Series A, 4.00%, 7/1/35	1,625	1,822
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36	6,125	7,285
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44	5,175	6,395
Gainesville & Hall County CDA, Acts Retirement Communities, 5.00%, 11/15/33	3,480	4,139
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/42	1,600	1,885
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/45	3,000	3,530
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.25%, 8/15/49	3,000	3,539

Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (1)	4,050	4,128
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.375%, 2/15/40	1,250	1,273
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.50%, 2/15/45 (Prerefunded 2/15/20) (1)	230	235
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.50%, 2/15/45	70	71
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.50%, 8/15/54	6,985	8,322
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.50%, 2/15/42	1,625	2,038
Georgia, Correctional Facilities Improvements, Series A, GO, 5.00%, 7/1/28	5,000	5,532
Georgia Municipal Gas Auth., Gas Portfolio III, Series S, 5.00%, 10/1/27	500	554
Georgia Private Colleges & Univ. Auth., Emory University, 5.00%, 9/1/48	3,000	3,808
Georgia Private Colleges & Univ. Auth., Emory University, Series A, 4.00%, 10/1/46	255	286
Georgia Private Colleges & Univ. Auth., Emory University, Series A, 5.00%, 9/1/41	2,000	2,135
Georgia Private Colleges & Univ. Auth., Emory University, Series A, 5.00%, 10/1/43	1,250	1,412
Georgia Private Colleges & Univ. Auth., Emory University, Series A, 5.00%, 10/1/46	6,075	7,344
Georgia Private Colleges & Univ. Auth., Emory University, Series B, 4.00%, 10/1/38	4,500	5,114
Georgia Private Colleges & Univ. Auth., Emory University, Series B, 5.00%, 9/1/29 (Prerefunded 9/10/19) (1)	1,325	1,326
Georgia Private Colleges & Univ. Auth., Emory University, Series B, 5.00%, 10/1/38	2,705	3,310
Georgia Private Colleges & Univ. Auth., Emory University, Series C, VRDN, 1.35%, 9/1/36	500	500
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health, RAC, 5.00%, 8/1/27	2,545	2,996
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health, RAC, 5.00%, 8/1/34	3,935	4,536

Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health, RAC, 5.00%, 8/1/47	2,000	2,347
Griffin-Spalding County Hosp. Auth., RAC, 5.00%, 4/1/36	1,350	1,622
Gwinnett County Hosp. Auth., Series C, 5.50%, 7/1/39 (Prerefunded 9/30/19) (1)(2)	1,145	1,148
Gwinnett County School Dist., GO, 5.00%, 2/1/35	2,500	2,995
Gwinnett County School Dist., GO, 5.00%, 2/1/36	2,500	2,787
Jackson County School Dist., GO, 5.00%, 3/1/30	500	661
Jackson County School Dist., GO, 5.00%, 3/1/31	1,500	1,971
Jackson County School Dist., GO, 5.00%, 3/1/32	1,000	1,309
Jefferson School Dist., Series A, GO, 5.25%, 2/1/33 (Prerefunded 2/1/21) (1)	2,500	2,646
Macon-Bibb County Urban Dev. Auth., Academy for Classical Ed., Series A, 5.875%, 6/15/47 (8)	1,680	1,778
Main Street Natural Gas, Series A, 5.00%, 5/15/25	200	236
Main Street Natural Gas, Series A, 5.00%, 5/15/49	2,000	2,865
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A, 4.00%, 5/15/39	1,320	1,468
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A, 5.00%, 3/15/21	1,000	1,053
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A, 5.00%, 5/15/43	4,100	4,952
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A, 5.50%, 9/15/28	3,000	3,915
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B, VRDN, 4.00%, 8/1/49 (Tender 12/2/24)	2,800	3,183
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B, 5.00%, 3/15/20	1,000	1,019
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B, 5.00%, 3/15/22	2,190	2,378
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C, VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	1,600	1,760
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D, FRN, 67% of 1M USD LIBOR + 0.83%, 2.23%, 8/1/48 (Tender 12/1/23)	2,000	2,007
Metro Atlanta Rapid Transit Auth., Series A, 4.00%, 7/1/35	5,570	6,589

Metro Atlanta Rapid Transit Auth., Series A, 4.00%, 7/1/44	3,050	3,261
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42	6,230	7,383
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43	5,000	5,918
Metro Atlanta Rapid Transit Auth., Sales Tax, Third Indenture, Series A, 4.00%, 7/1/44	5,475	6,161
Metro Atlanta Rapid Transit Auth., Sales Tax, Third Indenture, Series B, 5.00%, 7/1/45	5,000	6,001
Municipal Electric Auth. of Georgia, Series EE, 7.25%, 1/1/24 (5)	1,000	1,231
Municipal Electric Auth. of Georgia, Series HH, 5.00%, 1/1/44	4,485	5,358
Municipal Electric Auth. of Georgia, Comb Cycle, Series A, 5.00%, 11/1/28	2,500	2,605
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A, 5.00%, 1/1/49	2,110	2,450
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%, 1/1/21	1,035	1,085
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%, 1/1/35	4,390	5,034
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%, 1/1/21	1,000	1,052
Paulding County Hosp. Auth., Series A, RAC, 5.00%, 4/1/42	2,545	2,731
Paulding County Water & Sewer, 4.00%, 12/1/32	5,180	5,945
Richmond County Hosp. Auth., University Health Services, 5.00%, 1/1/31	2,000	2,420
Sandy Springs Public Fac. Auth., City Center, 5.00%, 5/1/35	1,000	1,222
Sandy Springs Public Fac. Auth., City Center, 5.00%, 5/1/41	2,310	2,789
Sandy Springs Public Fac. Auth., City Center, 5.00%, 5/1/47	5,000	5,994
Savannah Economic Dev. Auth., Marshes Skidaway, 7.25%, 1/1/44	1,000	1,132
Savannah Hosp. Auth., Saint Joseph's/Candler Healthcare System, Series A, 5.50%, 7/1/29	50	58
Savannah Hosp. Auth., Saint Joseph's/Candler Healthcare System, Series A, 5.50%, 7/1/30	3,105	3,560
Savannah Hosp. Auth., Saint Joseph's/Candler Healthcare System, Series A, 5.50%, 7/1/31	220	251

Thomasville Hosp. Auth., Archbold Medical Center, RAC, 5.375%, 11/1/40 (Prerefunded 11/2/20) (1)	3,090	3,242
Valdosta & Lowndes County Hosp. Auth., South Georgia Medical Center, Series B, 5.00%, 10/1/26 (Prerefunded 10/1/21) (1)	2,600	2,807
Walton County Water & Sewer Auth., Hard Labor Creek, Series A, GO, 5.00%, 2/1/36	1,050	1,251
		427,180

PUERTO RICO 1.5%

Puerto Rico Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/33	270	281
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.125%, 7/1/37	420	439
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/42	560	587
Puerto Rico Aqueduct & Sewer Auth., Series A, 6.00%, 7/1/44	500	506
Puerto Rico Aqueduct & Sewer Auth., Series A, 6.00%, 7/1/47	260	276
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%, 7/1/42 (9)(10)	10	8
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%, 7/1/27 (9)(10)	100	80
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%, 7/1/27 (9)(10)	15	12
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%, 7/1/27 (9)(10)	390	312
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%, 7/1/28 (9)(10)	35	28
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/20 (9)(10)	40	32
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/24 (9)(10)	170	136
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/25 (9)(10)	55	44
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/26 (9)(10)	70	56
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/27 (9)(10)	420	335
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/32 (9)(10)	30	24

Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/37 (9)(10)	220	175
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%, 7/1/28 (9)(10)	10	8
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%, 7/1/33 (9)(10)	40	32
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%, 7/1/18 (9)(10)	35	28
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/27 (9)(10)	15	12
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/35 (9)(10)	300	240
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/40 (9)(10)	40	32
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%, 7/1/36 (9)(10)	30	24
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%, 7/1/17 (9)(10)	10	7
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/17 (9)(10)	20	16
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/19 (9)(10)	175	138
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/28 (9)(10)	15	12
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/19 (9)(10)	140	111
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/23 (9)(10)	40	32
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/24 (9)(10)	15	12
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/26 (9)(10)	355	284
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/31	1,015	687
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/33	785	485

Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%, 7/1/58	740	771
		6,262
VIRGIN ISLANDS 0.1%		
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	400	400
		400
Total Municipal Securities (Cost $408,484)		**433,842**
Total Investments in Securities		
99.8% of Net Assets (Cost $408,484)		**$ 433,842**

‡ Par and Notional Amount is denominated in U.S. dollars unless otherwise noted.

(1) Prerefunded date is used in determining portfolio maturity.

(2) Insured by Assured Guaranty Municipal Corporation

(3) Interest subject to alternative minimum tax

(4) Insured by National Public Finance Guarantee Corporation

(5) Insured by AMBAC Assurance Corporation

(6) Insured by Assured Guaranty Corporation

(7) When-issued security

(8) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $1,778 and represents 0.4% of net assets.

(9) Non-income producing

(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.

1M USD LIBOR One month USD LIBOR (London interbank offered rate)

CDA Community Development Administration/Authority

FRN Floating Rate Note

GO General Obligation

PFA Public Finance Authority/Agency

RAC Revenue Anticipation Certificate

VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes by investing primarily in investment-grade Georgia municipal bonds. The fund has two classes of shares: the Georgia Tax-Free Bond Fund (Investor Class) and the Georgia Tax-Free Bond Fund–I Class (I Class). I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity. Certain prior year amounts in the accompanying financial statements and financial highlights have been restated to conform to current year presentation.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended August 31, 2019, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of August 31, 2019, the fund held interest rate futures with cumulative unrealized loss of $4,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended August 31, 2019, the fund recognized $108,000 of realized loss on Futures and a $(4,000) change in unrealized gain/loss on Futures related to its investments in interest rate derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded. This ability is subject to the liquidity of underlying positions. As of August 31, 2019, cash of $59,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended August 31, 2019, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $152,201,000 and $92,490,000, respectively, for the six months ended August 31, 2019.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2019, the fund had $1,550,000 of available capital loss carryforwards.

At August 31, 2019, the cost of investments for federal income tax purposes was $408,485,000. Net unrealized gain aggregated $25,352,000 at period-end, of which $25,364,000 related to appreciated investments and $12,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2019, the effective annual group fee rate was 0.29%.

The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2019 as indicated in the table below and remain subject to repayment by the fund. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $283,000 remain subject to repayment by the fund at August 31, 2019. To the extent any expenses are waived or reimbursed in accordance with an expense limitation, the waiver or reimbursement is charged to the applicable class or allocated across the classes in the same manner as the related expense. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2019, expenses incurred pursuant to these service agreements were $38,000 for Price Associates and $27,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2019, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at an in-person meeting held on March 11–12, 2019 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2018, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to a contractual expense limitation agreed to by the Advisor with respect to the I Class). The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group) and second quintile (Expense Universe).

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2019

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	October 17, 2019